Earnings Per Share - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Jul. 26, 2018	Feb. 28, 2017	Jul. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock contemplated by the Plan (in shares)		40,000,000				40,000,000	40,000,000
Common stock reserved to settle claims of unsecured creditors (in shares)				7,080,000	7,080,000	7,080,000	7,080,000	7,080,000
Incremental common shares attributable to dilutive effect of preferred stock				0	0		0	0
Series A preferred stock dividends and conversion to common stock			$ 87,000	$ 86,642	$ 5,485	$ 12,681	$ 97,942	$ 18,248
Cash payment to preferred stockholders			60,000			$ 0	$ 60,273
Series A Preferred Stock Conversion and Common Stock Offering
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Sale of stock, consideration received	$ 27,000		$ 27,000
Over-allotment option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional common shares received by preferred stockholders (in shares)	1,900,000		1,900,000
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental common shares attributable to dilutive effect of share-based payment arrangements				0	0		0	0
Performance-based Restricted Stock Units (PRSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental common shares attributable to dilutive effect of share-based payment arrangements				0	0		0	0